ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions										12 Months Ended
	Dec. 24, 2021	Oct. 28, 2021	Sep. 03, 2021	Aug. 20, 2021	Aug. 19, 2021	Apr. 30, 2021	Feb. 26, 2021	Aug. 31, 2020	Jul. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 25, 2021	Mar. 31, 2020	Dec. 30, 2019
Disclosure of detailed information about business combination [line items]
Revenues										$ 11,537	$ 8,885	$ 6,597
Net income (loss)										2,719	$ 904	$ 650
Percentage of voting interest in company														75.00%
Brazilian electricity transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional	15.00%						15.00%
Proportion of ownership interest in subsidiary	31.00%						31.00%
Consideration transferred	$ 148
Cash	56
Pre-existing interest in business	$ 92
Canadian diversified midstream operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional		14.00%	4.00%
Proportion of ownership interest in subsidiary		59.00%	45.00%	41.00%	3.00%
Consideration transferred		$ 900		$ 2,766						315
Cash funded consideration				800
Cash		400		1,268
BIPC exchangeable LP units		500	$ 11	245
BIPC exchangeable shares		500		1,061									$ 79
Asset level debt raised				500
Pre-existing interest in business				192
Acquisition costs recorded				$ 65
Gain (Loss) on acquisition of business		$ 30
Revenues										906
Net income (loss)										59
Canadian diversified midstream operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		24.00%	7.00%	69.00%	10.00%
Consideration transferred		$ 1,600		$ 4,700						530
Cash funded consideration				1,900
Cash		$ 1,100	$ 440
Asset level debt raised				900
Pre-existing interest in business				$ 600
Percentage of voting interest in company		100.00%		76.00%
Indian Telecom Towers Operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								17.00%
Consideration transferred								$ 584
Acquisition costs recorded								15
Indian Telecom Towers Operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred								$ 3,400
Columbian Regulated Distribution Operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary									6.00%
Consideration transferred									$ 45
Percentage of voting interest in company									21.00%
Equity funded consideration									$ 25
Loss recognized as a result of partial acquisition									$ 10
Columbian Regulated Distribution Operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary									20.00%
Consideration transferred									$ 150
Equity funded consideration									$ 90
North American Rail Business
Disclosure of detailed information about business combination [line items]
Consideration transferred															$ 584
Cash															$ 584
Brazilian regulated gas transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional						3.00%
Consideration transferred						$ 87
Percentage of voting interest in company						31.00%
Loss recognized as a result of partial acquisition						$ (32)
Brazilian regulated gas transmission operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						10.00%
Consideration transferred						$ 283
Individually Insignificant Business Combinations
Disclosure of detailed information about business combination [line items]
Consideration transferred										84
Cash										79
Brazil Electricity Transmission And Individually Insignificant Acquisitions
Disclosure of detailed information about business combination [line items]
Pro forma revenue										13,100
Pro forma net income										$ 2,900